Share Capital (Details) - Schedule of stock option activities - Nukkleus Inc.[Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Share Capital (Details) - Schedule of stock option activities [Line Items]
Number of Options outstanding | shares	5,850,000	1,000,000
Weighted Average Exercise Price outstanding | $ / shares	$ 0.67	$ 2.5
Number of Options Granted | shares		4,850,000	1,000,000
Weighted Average Exercise Price Granted | $ / shares		$ 0.29	$ 2.5
Number of Options exercisable | shares	2,150,000	2,050,000
Weighted Average Exercise Price Options exercisable | $ / shares	$ 1.23	$ 1.27
Number of Options expected to vest | shares	2,200,000	3,800,000
Weighted Average Exercise Price Options expected to vest | $ / shares	$ 0.12	$ 0.35
Number of Options Terminated / Exercised / Expired | shares
Weighted Average Exercise Price Options Terminated / Exercised / Expired | $ / shares	0.67
Number of Options, Outstanding ending | shares		5,850,000	1,000,000
Weighted Average Exercise Price Outstanding ending| $ / shares	$ 0.67	$ 0.67	$ 2.5